Note 12 - Income Taxes (Details) - The Provision (Benefit) for Federal Income Taxes (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The Provision (Benefit) for Federal Income Taxes [Abstract]
Current payable									$ 1,556	$ 1,660	$ 693
Deferred									423	2	(97)
Total provision	$ 500	$ 521	$ 476	$ 482	$ 270	$ 494	$ 463	$ 435	$ 1,979	$ 1,662	$ 596